SUBSEQUENT EVENT (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash consideration				$ 9,859
Subsequent Event [Member] | Netonomy Company [Member]
Cash consideration	$ 3,200
Period of performance based earn-out	2 years 6 months
Amount of performance based earn out liability	$ 4,300,000